Note 8 - Long-term Debt and Revolving Lines of Credit	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]

Note
9.
Long Term Debt and Revolving Lines of Credit

Successor

As part of the Business Combination, the Predecessor’s Revolver, U.K. Revolver, Senior secured notes, and Seller notes (see Predecessor section below for a discussion of these agreements) were all extinguished and the Company entered into (i) a Term Loan Agreement, dated
December 6, 2018,
among the Company, certain subsidiaries of the Company, Credit Suisse AG, Cayman Islands Branch as administrative agent and Credit Suisse Loan Funding LLC, Jefferies Finance LLC and Stifel Nicolaus & Company Incorporated LLC as joint lead arrangers and joint bookrunners and (the “Term Loan Agreement”) (ii) a Credit Agreement, dated
December 6, 2018,
among the Company, certain subsidiaries of the Company, Wells Fargo Bank, National Association, as agent, sole lead arranger and sole bookrunner, and the other parties thereto (“ABL Credit Agreement”). Summarized terms of those debt agreements are included below.

Term Loan Agreement

Summarized terms of the Term Loan Agreement are as follows:

●	Provides for an aggregate principal amount of $357.0 million;
●
The initial term loans advanced will mature and be due and payable in full seven
years after the Closing Date, with principal amortization payments in an annual amount equal to
5.00%
of the original principal amount;

●	Interest on borrowings under the Term Loan Agreement, will bear interest at either (1) an adjusted LIBOR rate or (2) an alternate base rate, plus an applicable margin of 6.00% or 5.00%, respectively;
●
The Term Loan Agreement is secured by (i) a
first
priority perfected lien on substantially all of the assets of the Company and certain of its subsidiaries that are loan parties thereunder to the extent not
constituting ABL Credit Agreement priority collateral and (ii) a second
priority perfected lien on substantially all ABL Credit Agreement priority collateral, in each case subject to customary exceptions and limitations;

●	The Term Loan Agreement includes certain non-financial covenants.

The outstanding balance under the Term Loan Agreement as of
January 31, 2019
was
$357.0
million. The Company’s interest on borrowings under the Term Loan Agreement bear interest using the London Inter-bank Offered Rate (LIBOR) as the base rate plus an applicable margin in line with the summarized terms of the Term Loan Agreement as described above.

Future maturities of the Term Loan are as follows:

Years ended October 31:
(in thousands)
2019	$17,850
2020	17,850
2021	17,850
2022	17,850
2023	17,850
Thereafter	248,579
$337,829

Asset Based Revolving Lending Credit Agreement

Summarized terms of the ABL Credit Agreement are as follows:

●	Borrowing availability in US Dollars and GBP up to a maximum of $60.0 million;
●
Borrowing capacity available for standby letters of credit of up to
$7.5
million and for swingline loan borrowings of up to
$7.5
million. Any issuance of letters of credit or making of a swingline loan will reduce the amount available under the ABL Facility;

●	All loans advanced will mature and be due and payable in full five years after the Closing Date;
●	Amounts borrowed may be repaid at any time, subject to the terms and conditions of the agreement;
●
Interest on borrowings in US Dollars and GBP under the ABL Credit Agreement, , will bear interest at either (
1
) an adjusted LIBOR rate or (
2
) a base rate, in each case plus an applicable margin currently set at
2.25%
and
1.25%,
respectively. The ABL Credit Agreement is subject to
two
step-downs of
0.25%
and
0.50%
based on excess availability levels;

●
U.S. ABL Credit Agreement obligations will be secured by (i) a perfected first
priority security interest in substantially all personal property of the Company and certain of its subsidiaries that are loan parties thereunder consisting of all accounts receivable, inventory, cash, intercompany notes, books and records, chattel paper, deposit, securities and operating accounts and all other working capital assets and all documents, instruments and general intangibles related to the foregoing (the “U.S. ABL Priority Collateral”) and (ii) a perfected second
priority security interest in substantially all Term Loan Agreement priority collateral, in each case subject to customary exceptions and limitations;

●
U.K. ABL Credit Agreement obligations will be secured by (i) a perfected first
-priority security interest in (A) the U.S. ABL Priority Collateral, (B) all of the stock (or other ownership interests) in, and held by, the U.K. borrower subsidiaries of the Company, and (C) all of the current and future assets and property of the U.K subsidiaries of the Company that are loan parties thereunder, including a first
-ranking floating charge over all current and future assets and property of each U.K. subsidiary of the Company that is a loan party thereunder; and (ii) a perfected, second
-priority security interest in substantially all Term Loan Agreement priority collateral, in each case subject to customary exceptions and limitations; and

●
The ABL Credit Agreement also includes (i) a springing financial covenant based on excess availability levels that the Company must comply with on a quarterly basis during required compliance periods and (ii) certain non-financial covenants.;

●	The Company has complied with the covenants associated with the ABL Credit Agreement

The outstanding balance under the ABL Credit Agreement as of
January 31, 2019
was
$17.3
million.

Predecessor

Revolving line of credit

The Predecessor had a revolving loan agreement (the Revolver). Summarized terms of the agreement were as follows:

●	Maximum borrowing capacity of $65.0 million with a maturity date of September 8, 2022;
●
Borrowings bear interest at the LIBOR rate plus an applicable margin that resets quarterly and is (a)
2.00%,
(b)
2.25%
or (c)
2.50%
if the quarterly average excess availability is (a) at least
66.67%,
(b) less than
66.67%
and at least
33.33%
and (c) less than
33.33%,
respectively;

●	Interest is due monthly and the outstanding principal balance was due upon maturity;
●	On October 2, 2017, $35.0 million of the Revolver balance was transferred to a 3 -month line of credit with a separate LIBOR interest rate; and
●	Required Predecessor to maintain a maximum ratio of total fixed charges.

As of
October 31, 2018,
the outstanding balance of the Revolver was
$48.7
million and the Predecessor was in compliance with the financial covenant.

U.K. Revolver

The Predecessor had a revolving loan agreement (the “U.K. Revolver”) associated with the acquisition of Camfaud in
November 2016.
The U.K. Revolver had a maximum borrowing capacity of approximately
$28.0
million and bore interest at LIBOR plus
2.00%.
The U.K. Revolver required the Predecessor maintain a maximum ratio of total fixed charges.

As of
October 31, 2018,
the outstanding balance of the U.K. Revolver was
$14.3
million and the Predecessor was in compliance with the financial covenant.

Senior secured notes

In
August 2014,
the Predecessor issued
$140.0
million in senior secured notes through a high-yield bond offering under SEC Rule
144A
(“Senior Notes”). In
November 2016,
the Predecessor issued additional senior secured notes of
$40.0
million as an incremental borrowing with the same terms and form as the original Senior Notes.

Summarized terms of the Senior Notes were as follows:

●	Maturity date on September 1, 2021. Principal due upon maturity.
●	Interest rate of 10.375% per annum, payments due every March 1 and September 1 commencing March 1, 2015
●	The Senior Notes were secured by substantially all assets of the Company and contain various non-financial covenants.

Over the period of
January 2016
through
September 2017,
the Predecessor repurchased and retired approximately
$26.0
million, in the aggregate, of principal of the Senior Notes.

In
September 2017,
the Predecessor completed an exchange of substantially all outstanding existing Senior Notes for newly issued senior secured notes (“New Senior Notes”). Terms of the New Senior Notes were identical to the Senior Notes except that the maturity date was extended to
September 1, 2023.

In conjunction with the acquisition of the O’Brien Companies (Note
4
) in
April 2018,
the Predecessor issued additional New Senior Notes with a principal amount of
$15.0
million at a
104
percent premium for a total purchase price of
$15.6
million. The
$0.6
million has been recorded by the Company as a debt premium and will be amortized over the life of the New Senior Notes using the effective interest method.

The outstanding balance of the original Senior Notes outstanding as of
October 31, 2018
was
nil.
The outstanding balance of the New Senior Notes as of
October 31, 2018
was
$167.6
million.

Seller notes

In connection with the acquisitions of the Camfaud and Reilly in
November 2016
and
July 2017,
respectively, the Predecessor entered into separate loan agreements with the former owners of the Camfaud and Reilly for
$6.2
million and
$1.9
million, respectively (collectively, the “Seller Notes”). The Seller Note with respect to Camfaud bore interest at
5.0%
per annum and all principal plus accrued interest was due upon the earlier of; (
1
)
6
months after the U.K. Revolver is repaid in full, (
2
)
42
months after the acquisition date (
May 2020)
or (
3
) the date on which the Predecessor suffers an insolvency event. The Seller Note with respect to Reilly bore interest at
5.0%
per annum and all principal plus accrued interest are due
three
years after the acquisition date (
July 2020).
The Seller Notes were unsecured.

In connection with the Business Combination, the Company repaid its existing credit facilities in full and replaced them with the Term Loan Agreement and the ABL Credit Agreement. The Company also incurred an aggregate of
$13.0
million of costs related to the extinguishment of its existing debts, including the write-off of unamortized borrowing costs and an early extinguishment fee paid to its lenders. The amount has been reflected in the as debt extinguishment costs in the Predecessor’s consolidated statement of income for the period ended
December 5, 2018.

The table below is a summary of the composition of the Company’s long-term debt balances at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor. Note that the term loan is combined for short term and long term balances.

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Term loan	$357,000	$-
Senior secured notes	-	167,553
Seller notes	-	8,292
	357,000	175,845
Plus unamortized premium on debt	-	540
Less unamortized deferred financing costs	(19,171)	(2,915)
Total long term debt	$337,829	$173,470

Note
8.
Long-Term Debt and Revolving Lines of Credit

Revolving line of credit:
In connection with the Merger, on
August 18, 2014,
the Company entered into a revolving loan agreement (the Revolver) with a maximum borrowing capacity of
$30,000,000,
which was increased to
$35,000,000
in
November 2015.
The Revolver bears interest at the LIBOR rate plus an applicable margin. The applicable margin resets quarterly and is (a)
2.25
percent, (b)
2.50
percent or (c)
2.75
percent if the quarterly average excess availability is (a) at least
66.67
percent, (b) less than
66.67
percent and at least
33.33
percent and (c) less than
33.33
percent, respectively. The Revolver expires on
August 18, 2019.
Interest is due monthly and the outstanding principal balance is due upon maturity. The Revolver is secured by substantially all assets of the Company and requires that the Company maintain a minimum fixed charge coverage ratio. In conjunction with the Senior Note Exchange (see below) in
September 2017,
the borrowing capacity was increased to
$65,000,000
and the maturity date was extended to
September 8, 2022.
In addition, applicable margin for the interest rate was decreased to (a)
2.00
percent, (b)
2.25
percent or (c)
2.50
percent if the quarterly average excess availability is (a) at least
66.67
percent, (b) less than
66.67
percent and at least
33.33
percent and (c) less than
33.33
percent, respectively. On
October 2, 2017,
$35,000,000
of the Revolver balance was transferred to a
3
-month line of credit with a separate LIBOR interest rate which was
3.56
percent as of
October 31, 2017.

The Revolver requires that the Company maintain a maximum ratio of total fixed charges, which include interest, principal payments, taxes and management fees to EBITDA (earnings before interest expense, taxes, depreciation and amortization) less capital expenditures during the term of the Revolver. As of
October 31, 2018
the Company was in compliance with the financial covenant under the Revolver.

The outstanding balance of the Revolver as of
October 31, 2018
and
2017
was
$48,735,228
and
$44,597,240,
respectively.

UK Revolver:
In connection with the acquisition of the Camfaud in
November 2016 (
see Note
3
), Camfaud entered into a revolving loan agreement (the UK Revolver) with a maximum borrowing capacity of approximately
$28,000,000.
The UK Revolver bears interest at the LIBOR rate plus
2
percent and expires in
November 2019.
The UK Revolver is secured by substantially all assets of Camfaud. The outstanding balance of the UK Revolver as of
October 31, 2018
and
2017
was
$14,251,734
and
$21,291,631,
respectively.

The UK Revolver requires that the Company maintain a maximum ratio of total fixed charges, which include interest, principal payments, taxes and management fees to EBITDA (earnings before interest expense, taxes, depreciation and amortization) less capital expenditures during the term of the Revolver. As of
October 31, 2018,
the Company was in compliance with the financial covenant under the Revolver.

Senior secured notes:
To finance the Merger on
August 18, 2014,
the Company issued senior secured notes through a high-yield bond offering under SEC Rule
144A
(Senior Notes). The offering raised
$140,000,000
of proceeds for the Company. The Senior Notes mature on
September 1, 2021,
and bear interest at
10.375
percent per annum. Interest payments are due every
March 1
and
September 1
commencing
March 1, 2015.
Principal is due upon maturity. The Senior Notes are secured by substantially all assets of the Company and contain various non-financial covenants.

The Senior Notes contain a number of significant restrictive covenants. Such restrictive covenants, among other things, restrict, subject to certain exceptions, the Company’s restricted subsidiaries’ ability to incur additional indebtedness and make guarantees; create liens on assets; pay dividends and distributions or repurchase their capital stock; make investments, loans and advances, including acquisitions; engage in mergers, consolidations, dissolutions or similar transactions; sell or otherwise dispose of assets, engage in certain transactions with affiliates; enter into certain restrictive agreements.

To finance the acquisition of the Camfaud (see Note
3
), in
November 2016,
the Company issued additional senior secured notes of
$40,000,000
as an incremental borrowing with the same terms and form as the original Senior Notes.

In
January 2016,
the Company repurchased and retired approximately
$7,665,000
of outstanding Senior Notes for a purchase price of approximately
$7,205,100
plus accrued interest of approximately
$292,000.
In
April 2016,
the Company repurchased and retired
$10,000,000
of outstanding Senior Notes for a purchase price of
$10,150,000
plus accrued interest of approximately
$164,000.
In
March 2017,
the Company repurchased and retired approximately
$3,000,000
of outstanding Senior Notes for a purchase price of approximately
$3,090,000
plus accrued interest of approximately
$5,000.
In
May 2017,
the Company repurchased and retired approximately
$2,807,000
of outstanding Senior Notes for a purchase price of approximately
$2,975,000
plus accrued interest of approximately
$54,000.
In
September 2017,
the Company repurchased and retired approximately
$3,000,000
of outstanding Senior Notes for a purchase price of approximately
$3,045,000
plus accrued interest of approximately
$24,000.

As a result of these repurchases, the Company recognized a loss of
$303,420
for the difference between the carrying amount of the Senior Notes, plus accrued interest, and the repurchase price, and also recognized a loss of
$260,380
related to the write off of deferred loan fees (see Note
2
) for the year ended
October 31, 2017.
There were
no
such repurchases for the year ended
October 31, 2018.
The net loss has been presented in the accompanying consolidated statements of income as a loss on extinguishment of debt for the year ended
October 31, 2017.
The difference between the carrying amount and the reacquisition price of the debt, net of unamortized loan fees, has been presented in the accompanying consolidated statements of income as a (loss) gain on extinguishment of debt.

On
August 24, 2017,
the Company issued a Notice of Early Tender to exchange their Senior Notes for newly issued senior secured notes (New Senior Notes). Substantially all investors exchanged their outstanding notes (the Senior Note Exchange), which settled in
September 2017.
The New Senior Notes bear interest at
10.375
percent per annum and mature on
September 1, 2023.
The Company will make interest payments on
March 1
and
September 1
of each year. The outstanding balance of the original Senior Notes outstanding as of
October 31, 2018
and
2017,
was
$0
and
$1,266,000,
respectively. The outstanding balance of the New Senior Notes outstanding as of
October 31, 2018
and
2017,
was
$167,553,000
and
$151,287,000,
respectively.

After settlement of the New Senior Notes, the Company increased the total borrowing capacity of the Revolver, for which the proceeds were used to pay off the unsecured note and to pay accrued and unpaid dividends on the
13.5
percent participating preferred stockholders (
Note13
).

In conjunction with the acquisition of the O’Brien Companies (Note
3
), in
April 2018,
the Company issued additional New Senior Notes with a principal amount of
$15,000,000
at a
104
percent premium for a total purchase price of
$15,600,000.
The
$600,000
has been recorded by the Company as a debt premium and will be amortized over the life of the New Senior Notes using the effective interest method.

Unsecured note:
To finance the Merger, on
August 18, 2014,
the Company entered into a
$30,000,000
loan agreement with
one
of its shareholders. The note matures on
February 18, 2022,
and bears interest at
12
percent per annum. Interest payments are due quarterly on
February 18,
May 18,
August 18
and
November 18
every year. Principal, along with any accrued and unpaid interest, is due upon maturity. The Company may
elect to have the interest paid-in kind (PIK). If the Company elects to pay PIK interest, the accrued interest will be added to the outstanding balance of the note and payable upon maturity. As of
October 31, 2018
and
2017,
all interest associated with the PIK has been paid by the Company. The unsecured notes contain various non-financial covenants.

As part of the unsecured note, the Company issued
1,000,000
shares of common stock to the lender. As such, the proceeds of the unsecured note have been allocated to the debt and common stock based on their relative fair values. The amount allocated to common stock was
$2,478,602,
which was recorded as a discount on the debt. The discount is amortized to interest expense over the remaining life of the loan using the effective interest method. During the years ended
October 31, 2017
and
2016,
amortization of the discount was
$275,400
and
$330,480,
respectively.

In connection with the Senior Note Exchange on
September 8, 2017,
the Company repaid the unsecured note, including accrued interest of
$210,000.
Upon extinguishment, the Company incurred a prepayment penalty fee of
$1,440,000,
which has been included in loss on debt extinguishment on the accompanying consolidated statements of income. The Company also wrote off the remaining unamortized discount of
$1,473,392,
which has also been included in loss on extinguishment of debt on the accompanying consolidated statements of income. The Company wrote off
$1,712,194
of unamortized loan fees, including accumulated amortization of
$1,088,806.
Net write-off is included in the loss on extinguishment of debt on the consolidated statements of income for the year ended
October 31, 2017.

Seller notes:
In connection with the acquisitions of Camfaud and Reilly in
November 2016
and
July 2017 (
see Note
3
), respectively, the Company entered into loan agreements with the former owners of the Camfaud and Reilly for an aggregate amount of
$6,221,000
and
$1,941,150,
respectively, (collectively, the Seller Notes). The Camfaud Note bears interest at
5
percent per annum and all principal plus accrued interest are due upon the earlier of; (
1
)
6
months after the UK Revolver is repaid in full, (
2
)
42
months after the acquisition date (
May 2020)
or (
3
) the date on which the Company suffers an insolvency event. The Reilly Note bears interest at
5
percent per annum and all principal plus accrued interest are due three
years after the acquisition date (
July 2020).
The Seller Notes are unsecured.

The following is a summary of the Company’s long-term debt as of
October 31, 2018
and
2017:

	2018	2017

Senior secured notes	$167,553,000	$152,553,000
Seller notes	8,292,050	8,626,150
	175,845,050	161,179,150

Plus unamortized premium on debt	539,535	327,473
Less unamortized deferred financing costs	(2,914,520)	(4,521,793)
Total long term debt	$173,470,065	$156,984,830

Future maturities of long-term debt are as follows:

Years ending October 31:
2019	$-
2020	8,292,050
2021	1,266,000
2022	-
2023	166,287,000
Thereafter	-
$175,845,050